Supplemental Oil and Gas Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2024
Extractive Industries [Abstract]
Summary of Aggregate Capitalized Costs Related to Oil and Natural Gas Production Activities
Aggregate capitalized costs related to oil and natural gas production activities with applicable accumulated depletion are as follows:

	December 31,
	2024	2023
	(in thousands)
Oil and natural gas interests:
Proved	$36,068	$36,054
Unproved	3,043	3,057

Total oil and natural gas interests	39,111	39,111
Accumulated depletion	(10,732)	(7,157)

Net oil and natural gas interests capitalized	$28,379	$31,954

Summary of Revenues and Expenses Related to Production and Sale of Oil and Natural Gas Activities
The following table sets forth the revenues and expenses related to the production and sale of oil and natural gas activities. It does not include any interest costs or general and administrative costs and therefore, is not necessarily indicative of the net operating results of the Company’s oil and natural gas activities.

	December 31,
	2024	2023
	(in thousands)
Oil and gas royalties	$16,027	$20,743
Severance and ad valorem taxes	(1,252)	(1,159)
Transportation, processing and other	(93)	(86)
Depletion	(3,575)	(4,050)

Results of operations from oil and gas producing activities	$11,107	$15,448

Summary of Net Ownership Interest in Estimated Quantities of Proved Developed and Undeveloped Oil and Natural Gas Quantities and Changes
The following table sets forth information regarding the Company’s net ownership interest in estimated quantities of proved developed and undeveloped oil and natural gas quantities and the changes therein for the period presented:

	Oil	Natural Gas	Natural Gas Liquids	Total
	(MBbls)	(MMcf)	(MBbls)	(MBOE)

Net Proved Reserves as of January 1, 2023	1,776	4,972	331	2,936
Revisions of previous estimates (1)	(80)	(11)	10	(71)
Extensions, discoveries and other additions (2)	225	967	71	457
Production	(225)	(693)	(68)	(409)

Net Proved Reserves as of December 31, 2023	1,696	5,235	344	2,913

Revisions of previous estimates (1)	95	1,492	130	473
Extensions, discoveries and other additions (2)	7	12	1	10
Production	(179)	(729)	(77)	(378)

Net Proved Reserves as of December 31, 2024	1,619	6,010	398	3,018

Net Proved Developed Reserves
January 1, 2023	622	1,821	121	1,047
December 31, 2023	809	2,957	193	1,495
December 31, 2024	806	4,010	265	1,739
Net Proved Undeveloped Reserves
January 1, 2023	1,154	3,151	210	1,889
December 31, 2023	887	2,278	151	1,418
December 31, 2024	813	2,000	133	1,279

(1)	Revisions of previous estimates include technical revisions due to changes in commodity prices, historical and projected performance and other factors.
(2)
Extensions and other additions were from conversions of unproved reserves to proved developed reserves due to additional drilling activity. These extensions included no additions to proved undeveloped reserves for the years ended December 31, 2
0
23 or 2024.

Summary of Future Net Cash Flows Related to Proved Oil and Gas Reserves
The following table sets forth the future net cash flows related to proved oil and gas reserves ba sed
on the standardized measure prescribed in ASC 932:

	December 31,
	2024	2023
	(in thousands)
Future cash inflows	$133,197	$146,605
Future production costs	(8,804)	(9,745)
Future income tax expense	(11,195)	(1,026)

Future net cash flows (undiscounted)	113,198	135,834
Annual discount 10% for estimated timing	(50,468)	(61,055)

Total	$62,730	$74,779

Summary of Principal Sources of Change in Standardized Measure of Discounted Future Net Cash Flows
The primary sources of change in the standardized measure of discounted future net cash flows are as follows:

	December 31,
	2024	2023
	(in thousands)
Standardized measure, beginning of period	$74,779	$94,146
Sales, net of production costs	(14,682)	(19,498)
Net changes in prices and production costs related to future production	(8,679)	(20,475)
Extensions, discoveries and improved recovery, net of future production costs	377	15,419
Revisions of previous quantity estimates, net of related costs	9,647	(1,836)
Net change in income taxes	(5,752)	158
Accretion of discount	6,490	7,169
Changes in timing and other	550	(304)

Net decrease in standardized measures	(12,049)	(19,367)

Standardized measure, end of period	$62,730	$74,779